Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2024 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2025	$ 126
2026	122
2027	122
2028	117
2029	111
Thereafter	296
Not amortized due to indefinite useful life	3
Total	$ 897